Annual Total Returns (Bar Chart) - Active Bond Trust (Active Bond Trust, Series I, Active Bond Trust)	12 Months Ended
May 01, 2011
Active Bond Trust | Series I, Active Bond Trust
Bar Chart Table:
2001	7.48%
2002	7.25%
2003	6.48%
2004	4.78%
2005	2.54%
2006	4.42%
2007	4.05%
2008	(10.54%)
2009	24.80%
2010	13.85%